Right-of-use assets and lease liabilities - Summary of quantitative information about right of use assets (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance
Adoption of right of use assets	57.6
Additions	18.1
Depreciation expense	(10.4)
Disposals	(17.3)
Assets and liabilities held for sale	(10.2)
Ending balance	37.8
Beginning balance, Lease liabilities	57.6
Additions	18.1
Disposals	(17.3)
Interest expense	6.0
Payments	(11.8)
Translation adjustments	(4.6)
Assets and liabilities held for sale	(9.4)
Ending balance, Lease liabilities	38.6
Current portion	5.0
Non-current portion	33.6
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	4.0
Depreciation expense	(1.1)
Assets and liabilities held for sale	(2.9)
Building land and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	56.8
Additions	13.5
Depreciation expense	(8.6)
Disposals	(17.3)
Assets and liabilities held for sale	(7.2)
Ending balance	37.2
Machinery and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0.1
Depreciation expense	(0.1)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0.6
Additions	0.3
Depreciation expense	(0.5)
Assets and liabilities held for sale	(0.1)
Ending balance	0.3
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0.1
Additions	0.3
Depreciation expense	(0.1)
Ending balance	$ 0.3